Details of Significant Accounts - Revenue - Disaggregation of revenue, Alternatively (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
AR/AI cloud solutions and Subscription	$ 36,915	$ 29,470	$ 17,402
Licensing	8,432	8,857	10,679
Advertisement	1,819	2,398	1,742
Others	134	35	50
Revenue from contracts with customers	47,300	40,760	29,873
AR/AI cloud solutions	$ 20,685	$ 17,834	$ 11,600